Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Earnings (Loss) From Continuing Operations Before Income Taxes And Noncontrolling Interests

Year Ended December 31,	2011	2010	2009
United States	$1,241,465	$260,794	$(353,463)
Foreign	10,347	6,321	(60,515)

	$1,251,812	$267,115	$(413,978)

Provision (Benefit) For Income Taxes

	Year Ended December 31,
	2011	2010	2009

Current:
Federal	$329,076	$(66,462)	$(258,683)
State	1,685	(19,297)	(22,274)
Foreign	2,016	8,289	15,611

Total current	332,777	(77,470)	(265,346)

Deferred:
Federal	55,124	138,662	115,630
State	10,400	12,223	(10,354)
Foreign	(7,473)	(12,623)	(16,730)

Total deferred	58,051	138,262	88,546

Total provision (benefit) for income taxes	$390,828	$60,792	$(176,800)

Reconciliation Of The Federal Statutory Tax Rate To Total Provisions

	Year Ended December 31,
	2011	2010	2009

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.63	(1.72)	5.12
Federal research credit	(0.28)	(1.19)	0.84
Domestic manufacturing deduction	(2.21)	—	(0.13)
Equity in losses of foreign joint venture	0.64	3.09	(5.93)
Foreign rate differential	(0.92)	(3.83)	2.79
Noncontrolling interests	(2.32)	(9.47)	4.77
Other, net	0.68	0.88	0.25

Provision for income taxes	31.22%	22.76%	42.71%

Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Accrued liabilities and reserves	$115,752	$115,095
Allowance for doubtful accounts	14,088	16,809
Inventory	142,236	140,676
Post-retirement benefits	8,260	17,889
Natural gas hedges	22,433	42,469
Net operating loss carryforward	25,739	50,529
Cumulative translation adjustments	2,254	506
Tax credit carryforwards	39,700	24,000

Total deferred tax assets	370,462	407,973

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(9,406)	(13,007)
Intangibles	(236,627)	(250,247)
Property, plant and equipment	(461,915)	(406,889)

Total deferred tax liabilities	(707,948)	(670,143)

Total net deferred tax liabilities	$(337,486)	$(262,170)

Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits

	December 31,
	2011	2010	2009
Balance at beginning of year	$92,752	$108,587	$87,734
Additions based on tax positions related to current year	6,733	1,983	2,422
Reductions based on tax positions related to current year	(3,160)	(1,358)	—
Additions based on tax positions related to prior years	937	5,705	858
Reductions based on tax positions related to prior years	(2,169)	(4,046)	(15,540)
Additions due to settlements with taxing authorities	—	2,363	36,317
Reductions due to settlements with taxing authorities	(958)	(3,246)	(1,288)
Reductions due to statute of limitations lapse	(13,238)	(17,236)	(1,916)

Balance at end of year	$80,897	$92,752	$108,587